Employee Benefit Plans and Similar Obligations - Summary of Share Based Compensation Plan (Plan 2025-2028) (Detail) $ / shares in Units, $ in Millions		12 Months Ended
	Apr. 30, 2024	Dec. 31, 2025 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted	4,600,000
Plan 2025-2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted		676,090
Amount at the end of the fiscal year		676,090
Expense recognized during the fiscal year | $		$ 4
Fair value of shares on grant date (in U.S. dollars) | $ / shares		$ 34.35